Property, Plant and Equipment, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 915,481	¥ 573,247	¥ 302,974
Finance Lease, Liability	926,022	0
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	84,998	10,598	¥ 26,351
Tools, Dies And Molds [Member]
Property, Plant and Equipment [Line Items]
Accumulated impairment loss	¥ (97,643)	¥ (93,786)
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Liability				¥ 1,001,820